Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
REVENUE
Revenue	$ 49,665,010	$ 43,536,296
OPERATING EXPENSES
Commissions and voyage related costs	18,779,456	7,407,647
Vessel operating expenses	15,458,378	13,697,669
Depreciation	8,446,753	7,051,829
Amortization of deferred dry dock expenditure	613,193	593,851
General and administrative expenses
Corporate	3,038,191	3,262,547
Chartering and commercial	661,423	350,780
Total operating expenses	46,997,394	32,364,323
Operating Income	2,667,616	11,171,973
Interest expense and finance costs	(4,910,921)	(4,433,611)
Interest income	90,614	21,140
(Loss) / income before taxes	(2,152,691)	6,759,502
Income tax	(14,500)	(20,000)
Net (loss) / income	$ (2,167,191)	$ 6,739,502
(Loss) / earnings per share, basic and diluted	$ (0.06)	$ 0.26
Weighted average number of shares outstanding, basic and diluted	33,575,610	26,059,879